GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of goodwill

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited

Balance as of January 1	1,096,972	637,147	91,520
Gross goodwill	1,096,972	1,142,147	164,059
Accumulated impairment losses	—	(505,000)	(72,539)
Net goodwill as of January 1	1,096,972	637,147	91,520
Goodwill acquired during the year	45,206	—	—
Goodwill disposed during the year	(74)	—	—
Foreign exchange difference	43	688	99
Impairment loss	(505,000)	—	—

Balance as of December 31	637,147	637,835	91,619
Gross goodwill	1,142,147	1,142,835	164,158
Accumulated impairment losses	(505,000)	(505,000)	(72,539)
Net goodwill as of December 31	637,147	637,835	91,619